iShares®

iShares, Inc.

iShares Trust

iShares U.S. ETF Trust

Supplement dated July 18, 2022 (the “Supplement”) to the

Statement of Additional Information (“SAI”)

for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust,

as applicable (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s SAI. Unless specified otherwise, the below changes apply to each series of iShares, Inc., iShares Trust, and iShares U.S. ETF Trust.

Effective immediately, each Fund’s SAI is amended as follows:

Changes in “Investment Strategies and Risks” section of the SAI

In light of Rule 18f-4, all references to segregating, maintaining, setting aside or covering with liquid assets with respect to derivative transactions including, but not limited to, forward contracts, dollar rolls, future contracts, options, short sales, swaps, reverse repurchase agreements, when-issued securities, delayed delivery securities and forward commitments are deleted from each applicable Fund’s SAI.

The following is added as a new paragraph at the end of the section entitled “Investment Strategies and Risks - Dollar Rolls” in the SAI of each applicable Fund:

Rule 18f-4 under the Investment Company Act permits a Fund to enter into when-issued or forward-settling securities (e.g., dollar rolls and firm and standby commitments, including TBA commitments) and non-standard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a Derivatives Transaction under Rule 18f-4. See “Investment Strategies and Risks - Regulation Regarding Derivatives” below.

The paragraph discussing the SEC’s adoption of new regulations concerning the use of derivatives by registered investment companies in the section of the SAI entitled “Investment Strategies and Risks - Regulation Regarding Derivatives” is deleted in its entirety and replaced with the following:

Rule 18f-4 under the Investment Company Act permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).

Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things,

requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if a Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).

The following is added as a new paragraph at the end of the section entitled “Investment Strategies and Risks - Reverse Repurchase Agreements” in the SAI of each applicable Fund:

Rule 18f-4 under the Investment Company Act permits a Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the Fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f-4. See “—Regulation Regarding Derivatives” above.

The following is added as a new paragraph at the end of the section entitled “Investment Strategies and Risks - Short Sales” in the SAI of each applicable Fund:

A Fund must comply with Rule 18f-4 under the Investment Company Act with respect to its short sale borrowings, which are considered Derivatives Transactions under the Rule. See “—Regulation Regarding Derivatives” above.

The following is added as a new paragraph at the end of the section entitled “Investment Strategies and Risks - When Issued Securities, Delayed Delivery Securities and Forward Commitments” in the SAI of each applicable Fund:

Rule 18f-4 under the Investment Company Act permits a Fund to enter into when-issued or forward-settling securities (e.g., firm and standby commitments, including TBA commitments, and dollar rolls) and non-standard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a Derivatives Transaction under Rule 18f-4. See “—Regulation Regarding Derivatives” above.

Change in “Investment Policies” section of the SAI

For each Fund listed in Appendix A, the paragraph discussing the Fund’s fundamental investment restriction on borrowing in the section of the SAI entitled “Investment Policies - Notations Regarding the Fund’s Fundamental Investment Policies” is deleted in its entirety and replaced with the following:

With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (The Fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

For each Fund listed in Appendix B, the section of the SAI entitled “Investment Policies” is amended to add the following paragraph after the list of the Fund’s fundamental investment policies:

With respect to the fundamental policy relating to issuing senior securities and borrowing money set forth in (2) above, the Investment Company Act, including the rules and regulations thereunder, generally prohibits the Fund from issuing senior securities or borrowing money (other than certain temporary borrowings) unless immediately after the issuance or borrowing the Fund has satisfied an asset coverage requirement with respect to senior securities representing indebtedness prescribed by the Investment Company Act. Certain trading practices and investments, such as derivatives transactions, may be treated as senior securities. Prior to the adoption and implementation of Rule 18f-4 under the Investment Company Act, when the Fund engaged in a derivatives transaction that creates future payment obligations, consistent with SEC staff guidance and interpretations, the Fund was permitted to segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction, instead of meeting the asset coverage requirement with respect to senior securities prescribed by the Investment Company Act. The SEC staff guidance and interpretations were rescinded in connection with the adoption of Rule 18f-4, and the Fund now complies with Rule 18f-4 with respect to its derivatives transactions. Thus, the fundamental policy relating to issuing senior securities and borrowing money set forth in (2) above will not restrict the Fund from entering into derivatives transactions that are treated as senior securities so long as the Fund complies with Rule 18f-4 with respect to such derivatives transactions.

For iShares Russell 2500 ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Inflation Hedged Corporate Bond ETF and iShares MSCI Emerging Markets ex China ETF, the paragraph discussing the Funds’ non-fundamental investment policy not to purchase securities of other investment companies in the section of the SAI entitled “Investment Policies - Non-Fundamental Investment Policies” is deleted in its entirety and replaced with the following:

The Fund has adopted a non-fundamental policy not to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

For iShares Currency Hedged MSCI ACWI ex U.S. ETF, iShares Currency Hedged MSCI EAFE ETF and iShares Currency Hedged MSCI EAFE Small-Cap ETF, the paragraph discussing the Funds’ non-fundamental investment policy not to purchase securities of other investment companies in the section of the SAI entitled “Investment Policies - Non-Fundamental Investment Policies” is deleted in its entirety and replaced with the following:

Under each Fund’s non-fundamental investment policies, a Fund may not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, each Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time each Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

For iShares MSCI Emerging Markets Multifactor ETF, the paragraph discussing the Fund’s non-fundamental investment policy not to purchase securities of other investment companies in the section of the SAI entitled “Investment Policies - Non-Fundamental Investment Policies” is deleted in its entirety and replaced with the following:

The iShares MSCI Emerging Markets Multifactor ETF has adopted a non-fundamental policy not to purchase securities of other investment companies, except to the extent permitted by the 1940 Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

For iShares Currency Hedged MSCI Canada ETF, iShares Currency Hedged MSCI Eurozone ETF, iShares Currency Hedged MSCI Germany ETF, iShares Currency Hedged MSCI Japan ETF, iShares Currency Hedged MSCI United Kingdom ETF, iShares Interest Rate Hedged Long-Term Corporate Bond ETF, iShares Interest Rate Hedged Corporate Bond ETF and iShares Interest Rate Hedged High Yield Bond ETF, the paragraph discussing the Funds’ non-fundamental investment policy not to purchase securities of other investment companies in the section of the SAI entitled “Investment Policies - Non-Fundamental Investment Policies” is deleted in its entirety and replaced with the following:

Each Fund has adopted a non-fundamental policy not to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, each Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time each Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

For iShares iBonds Dec 2022 Term Corporate ETF, iShares iBonds Dec 2023 Term Corporate ETF, iShares iBonds Dec 2024 Term Corporate ETF, iShares iBonds Dec 2025 Term Corporate ETF, iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF and iShares iBonds Dec 2028 Term Corporate ETF, the paragraph discussing the Funds’ non-fundamental investment policy not to purchase securities of other investment companies in the section of the SAI entitled “Investment Policies - Non-Fundamental Investment Policies” is deleted in its entirety and replaced with the following:

Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

Appendix A

BlackRock Short Maturity Municipal Bond ETF

iShares 0-3 Month Treasury Bond ETF

iShares 0-5 Year Investment Grade Corporate Bond ETF

iShares 1-3 Year International Treasury Bond ETF

iShares Aaa - A Rated Corporate Bond ETF

iShares BBB Rated Corporate Bond ETF

iShares Bloomberg Roll Select Commodity Strategy ETF

iShares Cloud 5G and Tech ETF

iShares Commodity Curve Carry Strategy ETF

iShares Core 1-5 Year USD Bond ETF

iShares Core Dividend Growth ETF

iShares Core MSCI Europe ETF

iShares Core MSCI Pacific ETF

iShares Currency Hedged JPX-Nikkei 400 ETF

iShares Currency Hedged MSCI Canada ETF

iShares Currency Hedged MSCI EAFE Small-Cap
ETF

iShares Currency Hedged MSCI Eurozone ETF

iShares Currency Hedged MSCI Japan ETF

iShares Cybersecurity and Tech ETF

iShares ESG Advanced High Yield Corporate Bond ETF

iShares ESG Advanced MSCI EAFE ETF

iShares ESG Advanced MSCI USA ETF

iShares ESG Aware 1-5 Year USD Corporate Bond ETF

iShares ESG Aware Conservative Allocation ETF

iShares ESG Aware Moderate Allocation ETF

iShares ESG Aware MSCI EM ETF

iShares ESG Aware MSCI USA Small-Cap ETF

iShares ESG Aware USD Corporate Bond ETF

iShares ESG MSCI USA Leaders ETF

iShares ESG Screened S&P 500 ETF

iShares ESG Screened S&P Small-Cap ETF

iShares Evolved U.S. Discretionary Spending ETF

iShares Evolved U.S. Healthcare Staples ETF

iShares Evolved U.S. Media and Entertainment
ETF

iShares Exponential Technologies ETF

iShares Factors US Value Style ETF

iShares Floating Rate Bond ETF

iShares Genomics Immunology and Healthcare ETF

iShares GNMA Bond ETF

iShares GSCI Commodity Dynamic Roll Strategy
ETF

iShares iBonds 2022 Term High Yield and Income ETF

iShares iBonds 2024 Term High Yield and Income ETF

iShares iBonds 2026 Term High Yield and Income ETF

BlackRock Ultra Short-Term Bond ETF

iShares 0-5 Year High Yield Corporate Bond ETF

iShares 0-5 Year TIPS Bond ETF

iShares 25+ Year Treasury STRIPS Bond ETF

iShares BB Rated Corporate Bond ETF

iShares Blockchain and Tech ETF

iShares Broad USD High Yield Corporate Bond ETF

iShares CMBS ETF

iShares Convertible Bond ETF

iShares Core 5-10 Year USD Bond ETF

iShares Core International Aggregate Bond ETF

iShares Core MSCI International Developed Markets ETF

iShares Core Total USD Bond Market ETF

iShares Currency Hedged MSCI ACWI ex U.S. ETF

iShares Currency Hedged MSCI EAFE ETF

iShares Currency Hedged MSCI Emerging Markets ETF

iShares Currency Hedged MSCI Germany ETF

iShares Currency Hedged MSCI United Kingdom ETF

iShares Emergent Food and AgTech Multisector
ETF

iShares ESG Advanced Investment Grade Corporate Bond ETF

iShares ESG Advanced MSCI EM ETF

iShares ESG Advanced Total USD Bond Market
ETF

iShares ESG Aware Aggressive Allocation ETF

iShares ESG Aware Growth Allocation ETF

iShares ESG Aware MSCI EAFE ETF

iShares ESG Aware MSCI USA ETF

iShares ESG Aware U.S. Aggregate Bond ETF

iShares ESG MSCI EM Leaders ETF

iShares ESG MSCI USA Min Vol Factor ETF

iShares ESG Screened S&P Mid-Cap ETF

iShares Evolved U.S. Consumer Staples ETF

iShares Evolved U.S. Financials ETF

iShares Evolved U.S. Innovative Healthcare ETF

iShares Evolved U.S. Technology ETF

iShares Factors US Growth Style ETF

iShares Fallen Angels USD Bond ETF

iShares Focused Value Factor ETF

iShares Global REIT ETF

iShares Gold Strategy ETF

iShares High Yield Bond Factor ETF

iShares iBonds 2023 Term High Yield and Income ETF

iShares iBonds 2025 Term High Yield and Income ETF

iShares iBonds 2027 Term High Yield and Income ETF

iShares iBonds 2028 Term High Yield and Income ETF

iShares iBonds Dec 2022 Term Corporate ETF

iShares iBonds Dec 2022 Term Treasury ETF

iShares iBonds Dec 2023 Term Muni Bond ETF

iShares iBonds Dec 2024 Term Corporate ETF

iShares iBonds Dec 2024 Term Treasury ETF

iShares iBonds Dec 2025 Term Muni Bond ETF

iShares iBonds Dec 2026 Term Corporate ETF

iShares iBonds Dec 2026 Term Treasury ETF

iShares iBonds Dec 2027 Term Muni Bond ETF

iShares iBonds Dec 2028 Term Corporate ETF

iShares iBonds Dec 2028 Term Treasury ETF

iShares iBonds Dec 2029 Term Treasury ETF

iShares iBonds Dec 2030 Term Treasury ETF

iShares iBonds Dec 2031 Term Treasury ETF

iShares iBonds Dec 2032 Term Treasury ETF

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF

iShares Inflation Hedged High Yield Bond ETF

iShares Interest Rate Hedged Corporate Bond ETF

iShares Interest Rate Hedged High Yield Bond
ETF

iShares Interest Rate Hedged U.S. Aggregate Bond
ETF

iShares International Dividend Growth ETF

iShares International Treasury Bond ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

iShares MSCI Argentina and Global Exposure ETF

iShares MSCI China Multisector Tech ETF

iShares MSCI Emerging Markets ex China ETF

iShares MSCI Global Multifactor ETF

iShares MSCI Intl Momentum Factor ETF

iShares MSCI Intl Size Factor ETF

iShares MSCI Intl Value Factor ETF

iShares MSCI Japan Value ETF

iShares MSCI Qatar ETF

iShares MSCI UAE ETF

iShares MSCI USA Momentum Factor ETF

iShares MSCI USA Size Factor ETF

iShares MSCI USA Small-Cap Multifactor ETF

iShares Paris-Aligned Climate MSCI USA ETF

iShares Russell 2500 ETF

iShares TIPS Bond ETF

iShares U.S. Dividend and Buyback ETF

iShares U.S. Fixed Income Balanced Risk Factor ETF

iShares U.S. Tech Breakthrough Multisector ETF

iShares US Small Cap Value Factor ETF

iShares USD Green Bond ETF

iShares Yield Optimized Bond ETF

iShares iBonds 2029 Term High Yield and Income
ETF

iShares iBonds Dec 2022 Term Muni Bond ETF

iShares iBonds Dec 2023 Term Corporate ETF

iShares iBonds Dec 2023 Term Treasury ETF

iShares iBonds Dec 2024 Term Muni Bond ETF

iShares iBonds Dec 2025 Term Corporate ETF

iShares iBonds Dec 2025 Term Treasury ETF

iShares iBonds Dec 2026 Term Muni Bond ETF

iShares iBonds Dec 2027 Term Corporate ETF

iShares iBonds Dec 2027 Term Treasury ETF

iShares iBonds Dec 2028 Term Muni Bond ETF

iShares iBonds Dec 2029 Term Corporate ETF

iShares iBonds Dec 2030 Term Corporate ETF

iShares iBonds Dec 2031 Term Corporate ETF

iShares iBonds Dec 2032 Term Corporate ETF

iShares iBonds Mar 2023 Term Corporate ETF

iShares Inflation Hedged Corporate Bond ETF

iShares Inflation Hedged U.S. Aggregate Bond ETF

iShares Interest Rate Hedged Emerging Markets Bond
ETF

iShares Interest Rate Hedged Long-Term Corporate Bond
ETF

iShares International Developed Small Cap Value
Factor ETF

iShares International Equity Factor ETF

iShares Investment Grade Bond Factor ETF

iShares MSCI ACWI Low Carbon Target ETF

iShares MSCI China A ETF

iShares MSCI Colombia ETF

iShares MSCI Emerging Markets Multifactor ETF

iShares MSCI Global Sustainable Development Goals ETF

iShares MSCI Intl Quality Factor ETF

iShares MSCI Intl Small-Cap Multifactor ETF

iShares MSCI Japan Equal Weighted ETF

iShares MSCI Kuwait ETF

iShares MSCI Saudi Arabia ETF

iShares MSCI USA Mid-Cap Multifactor ETF

iShares MSCI USA Quality Factor ETF

iShares MSCI USA Small-Cap Min Vol Factor ETF

iShares MSCI USA Value Factor ETF

iShares Robotics and Artificial Intelligence Multisector ETF

iShares Self-Driving EV and Tech ETF

iShares Treasury Floating Rate Bond ETF

iShares U.S. Equity Factor ETF

iShares U.S. Infrastructure ETF

iShares U.S. Treasury Bond ETF

iShares USD Bond Factor ETF

iShares Virtual Work and Life Multisector ETF

Appendix B

iShares MSCI Australia ETF iShares MSCI Brazil ETF iShares MSCI Canada ETF iShares MSCI Germany ETF iShares MSCI Hong Kong ETF iShares MSCI Malaysia ETF iShares MSCI Netherlands ETF	iShares MSCI Pacific ex Japan ETF iShares MSCI Singapore ETF iShares MSCI South Africa ETF iShares MSCI South Korea ETF iShares MSCI Taiwan ETF iShares MSCI Switzerland ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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